UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

[✓] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer: 0001889966

(Exact name of issuing entity as specified in its charter): Barclays Mortgage Loan Trust 2022-NQM1

Central Index Key Number of issuing entity (if applicable): Not applicable

Esther Bernstein (212) 526-3892
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of Third-Party Due Diligence Reports Obtained by the Issuer

Attached as Exhibit 99 to this Form ABS-15G are the disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2). Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: August 22, 2022	Sutton Funding LLC
(Securitizer)

	By:	/s/ Esther Bernstein
Name: Esther Bernstein
Title: Authorized Signatory

EXHIBIT INDEX

Exhibit number	Description

Exhibit 99.1	Due Diligence Narrative Report of AMC Diligence, LLC

Exhibit 99.2	AMC Rating Agency Grades

Exhibit 99.3	AMC Exception Grades

Exhibit 99.4	AMC Valuation Summary

Exhibit 99.5	AMC Supplemental Data

Exhibit 99.6	AMC Business Purpose

Exhibit 99.7	AMC Multi Property

Exhibit 99.8	AMC Data Compare (Non-Ignored)

Exhibit 99.9	Due Diligence Narrative Report of Mortgage Connect, LP

Exhibit 99.10	Mortgage Connect Title Lien Report

Exhibit 99.11	Mortgage Connect DQ Tax Report

Exhibit 99.12	Due Diligence Narrative Report of Consolidated Analytics, Inc

Exhibit 99.13	Consolidated Analytics Exception Grade Report

Exhibit 99.14	Consolidated Analytics Grading Summary Report

Exhibit 99.15	Consolidated Analytics Supplemental Data Report

Exhibit 99.16	Consolidated Analytics Valuations Summary Report

Exhibit 99.17	Consolidated Analytics Data Compare Report